CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2021
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Contract costs incurred to date	$25,120	$26,411
Profit recognized to date (less recognized losses)	1,543	1,476
	26,663	27,887
Less: progress billings	(27,550)	(28,913)
Contract work in progress (liability)	$(887)	$(1,026)
Comprising:
Amounts due from customers – work in progress	$564	$536
Amounts due to customers – creditors	(1,451)	(1,562)
Net work in progress	$(887)	$(1,026)